Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
SUBSEQUENT EVENTS

19.          Subsequent Events

On August 1, 2019, London Stock Exchange Group plc announced that it has agreed definitive terms with a consortium including certain investment funds affiliated with Blackstone as well as Thomson Reuters to acquire Refinitiv in an all share transaction for a total enterprise value of approximately $27 billion. The transaction is subject to customary regulatory and shareholder approvals, and is expected to close during the second half of 2020. Refinitiv currently holds a 54% economic interest in the Company.

On August 7, 2019, the board of directors of Tradeweb Markets Inc. declared a cash dividend of $0.08 per share of Class A common stock and Class B common stock for the third quarter of 2019. This dividend will be payable on September 16, 2019 to stockholders of record as of September 3, 2019.

On August 6, 2019, Tradeweb Markets Inc., as the sole manager, approved a distribution by TWM LLC to its equityholders, including Tradeweb Markets Inc., in an aggregate amount of $33.0 million payable on September 13, 2019.

Tradeweb Markets Inc. only
SUBSEQUENT EVENTS

4. SUBSEQUENT EVENTS

The Corporation has evaluated subsequent events through March 5, 2019, the date the statement of financial condition was issued. The Corporation did not note any subsequent events requiring disclosure or adjustments to the statement of financial condition.